UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-7642

Name of Fund: MuniAssets Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Chief Executive Officer,
      MuniAssets Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/06

Date of reporting period: 06/01/05 - 08/31/05

Item 1 - Schedule of Investments

MuniAssets Fund, Inc.
Schedule of Investments as of August 31, 2005                     (in Thousands)

                              Face
State                         Amount          Municipal Bonds                                                                Value
====================================================================================================================================
Alabama - 0.9%                $ 2,420         Brewton, Alabama, IDB, PCR, Refunding (Container Corporation of
                                              America-Jefferson Smurfit Corp. Project), 8% due 4/01/2009                   $   2,478
====================================================================================================================================
Alaska - 0.5%                   1,290         Alaska Industrial Development and Export Authority Revenue Bonds (Williams
                                              Lynxs Alaska Cargoport), AMT, 7.80% due 5/01/2014                                1,366
====================================================================================================================================
Arizona - 7.3%                                Coconino County, Arizona, Pollution Control Corporation, Revenue Refunding
                                              Bonds (Tucson Electric Power - Navajo):
                                3,000             AMT, Series A, 7.125% due 10/01/2032                                         3,167
                                2,500             Series B, 7% due 10/01/2032                                                  2,610
                                1,425         Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
                                              Schools Project 1), Series A, 6.625% due 7/01/2020                               1,408
                                              Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Sun King
                                              Apartments Project):
                                1,615             Series A, 6.75% due 5/01/2031                                                1,384
                                2,345             Sub-Series C, 9.50% due 11/01/2031                                           1,960
                                7,600         Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America
                                              West Airlines Inc. Project), AMT, 6.30% due 4/01/2023                            5,731
                                              Pima County, Arizona, IDA, Education Revenue Bonds:
                                1,420             (Arizona Charter Schools Project), Series E, 7.25% due 7/01/2031             1,526
                                1,000             (Arizona Charter Schools Project II), Series A, 6.75% due 7/01/2031          1,041
                                1,320         Show Low, Arizona, Improvement District Number 5, Special Assessment Bonds,
                                              6.375% due 1/01/2015                                                             1,378
====================================================================================================================================
California - 2.8%                             California State, Various Purpose, GO:
                                1,900             5.25% due 11/01/2025                                                         2,098
                                1,300             5.50% due 11/01/2033                                                         1,463
                                1,320         Fontana, California, Special Tax, Refunding (Community Facilities District
                                              Number 22 - Sierra), 6% due 9/01/2034                                            1,366
                                2,620         Golden State Tobacco Securitization Corporation of California, Tobacco
                                              Settlement Revenue Bonds, Series B, 5.50% due 6/01/2013 (c)                      2,973

Portfolio Abbreviations

To simplify the listings of MuniAssets Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT       Alternative Minimum Tax (subject to)
EDA       Economic Development Authority
GO        General Obligation Bonds
IDA       Industrial Development Authority
IDB       Industrial Development Board
IDR       Industrial Development Revenue Bonds
M/F       Multi-Family
PCR       Pollution Control Revenue Bonds
VRDN      Variable Rate Demand Notes

MuniAssets Fund, Inc.
Schedule of Investments as of August 31, 2005                     (in Thousands)

                              Face
State                         Amount          Municipal Bonds                                                                Value
====================================================================================================================================
Colorado - 7.0%               $ 2,000         Denver, Colorado, City and County Airport Revenue Bonds, AMT, Series D,
                                              7.75% due 11/15/2013 (a)                                                     $   2,382
                                              Denver, Colorado, Urban Renewal Authority, Tax Increment Revenue Bonds
                                              (Pavilions), AMT:
                                2,295             7.75% due 9/01/2016                                                          2,411
                                3,000             7.75% due 9/01/2017                                                          3,147
                                              Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement
                                              Fee):
                                1,890             Series A, 7.10% due 9/01/2014                                                2,048
                                2,095             Series A, 7.30% due 9/01/2022                                                2,264
                                1,000             Series B, 7% due 9/01/2031                                                   1,036
                                1,760         North Range, Colorado, Metropolitan District Number 1, GO, 7.25% due
                                              12/15/2031                                                                       1,789
                                2,850         Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue
                                              Bonds (Public Improvement Fees), 8% due 12/01/2025                               3,178
                                1,170         Southlands, Colorado, Medical District, GO (Metropolitan District Number
                                              1), 7.125% due 12/01/2034                                                        1,291
====================================================================================================================================
Connecticut - 3.4%              2,350         Bridgeport, Connecticut, Senior Living Facilities Revenue Bonds (3030 Park
                                              Retirement Community Project), 7.25% due 4/01/2035                               2,453
                                  680         Connecticut State Development Authority, Airport Facility Revenue Bonds
                                              (LearJet Inc. Project), AMT, 7.95% due 4/01/2026                                   821
                                3,490         Connecticut State Development Authority, IDR (AFCO Cargo BDL-LLC Project),
                                              AMT, 8% due 4/01/2030                                                            3,808
                                2,330         New Haven, Connecticut, Facility Revenue Bonds (Hill Health Corporation
                                              Project), 9.25% due 5/01/2017                                                    2,333
====================================================================================================================================
Florida - 5.1%                    740         Arbor Greene Community Development District, Florida, Special Assessment
                                              Revenue Bonds, 7.60% due 5/01/2018                                                 764
                                1,130         Capital Projects Finance Authority, Florida, Continuing Care Retirement
                                              Revenue Bonds (Glenridge on Palmer Ranch), Series A, 8% due 6/01/2032            1,258
                                  495         Harbor Bay, Florida, Community Development District, Capital Improvement
                                              Special Assessment Revenue Bonds, Series A, 7% due 5/01/2033                       541
                                2,000         Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds
                                              (National Gypsum), AMT, Series A, 7.125% due 4/01/2030                           2,239
                                3,255         Midtown Miami, Florida, Community Development District, Special Assessment
                                              Revenue Bonds, Series A, 6.25% due 5/01/2037                                     3,470
                                2,305         Orlando, Florida, Urban Community Development District, Capital Improvement
                                              Special Assessment Bonds, Series A, 6.95% due 5/01/2033                          2,498
                                2,400         Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds, 6.25% due
                                              7/01/2028                                                                        2,390
                                  935         Waterchase, Florida, Community Development District, Capital Improvement
                                              Revenue Bonds, Series A, 6.70% due 5/01/2032                                     1,009
====================================================================================================================================
Georgia - 3.7%                                Atlanta, Georgia, Tax Allocation Bonds:
                                3,000             (Atlantic Station Project), 7.90% due 12/01/2024                             3,285
                                  590             (Eastside Project), Series B, 5.40% due 1/01/2020                              598

MuniAssets Fund, Inc.
Schedule of Investments as of August 31, 2005                     (in Thousands)

                              Face
State                         Amount          Municipal Bonds                                                                Value
====================================================================================================================================
                                              Brunswick and Glynn County, Georgia, Development Authority, First Mortgage
                                              Revenue Bonds (Coastal Community Retirement Corporation Project), Series A:
                              $ 1,165             7.125% due 1/01/2025                                                     $   1,236
                                1,690             7.25% due 1/01/2035                                                          1,793
                                2,000         Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds
                                              (Georgia College and State University Foundation), 5.625% due 9/01/2030          2,128
                                1,170         Savannah, Georgia, EDA, Revenue Bonds (Marshes of Skidaway), First
                                              Mortgage, Series A, 7.40% due 1/01/2034                                          1,230
====================================================================================================================================
Idaho - 0.4%                    1,000         Idaho Health Facilities Authority, Revenue Refunding Bonds (Valley Vista
                                              Care Corporation), Series A, 7.75% due 11/15/2016                                1,021
====================================================================================================================================
Illinois - 4.8%                 2,630         Caseyville, Illinois, Senior Tax Increment Revenue Bonds (Forest Lakes
                                              Project), 7% due 12/30/2022                                                      2,657
                                4,000         Chicago, Illinois, O'Hare International Airport, Special Facility, Revenue
                                              Refunding Bonds (American Airlines Inc. Project), 8.20% due 12/01/2024           3,880
                                              Illinois Development Finance Authority Revenue Bonds (Primary Health Care
                                              Centers Facilities Acquisition Program):
                                  560             7.50% due 12/01/2006                                                           572
                                  115             7.50% due 12/01/2006 (d)                                                       119
                                  475             7.75% due 12/01/2006 (c)                                                       510
                                2,720             7.75% due 12/01/2016                                                         2,843
                                  685         Illinois State Finance Authority Revenue Bonds (Primary Health Care Centers
                                              Program), 6.60% due 7/01/2024                                                      711
                                1,070         Lincolnshire, Illinois, Special Service Area Number 1, Special Tax Bonds
                                              (Sedgebrook Project), 6.25% due 3/01/2034                                        1,154
                                  825         Village of Wheeling, Illinois, Revenue Bonds (North Milwaukee/Lake-Cook Tax
                                              Increment Financing (TIF) Redevelopment Project), 6% due 1/01/2025                 830
====================================================================================================================================
Iowa - 1.0%                     2,235         Iowa Finance Authority, Health Care Facilities, Revenue Refunding Bonds
                                              (Care Initiatives Project), 9.25% due 7/01/2025                                  2,755
====================================================================================================================================
Kentucky - 0.9%                 2,850         Kenton County, Kentucky, Airport Board, Special Facilities Revenue Bonds
                                              (Mesaba Aviation Inc. Project), AMT, Series A, 6.70% due 7/01/2029               2,373
====================================================================================================================================
Maine - 0.4%                    1,160         Maine Finance Authority, Solid Waste Recycling Facilities Revenue Bonds
                                              (Great Northern Paper Project-Bowater), AMT, 7.75% due 10/01/2022                1,166
====================================================================================================================================
Maryland - 1.7%                 1,910         Maryland State Economic Development Corporation, Revenue Refunding Bonds
                                              (Baltimore Association for Retarded Citizens-Health and Mental Hygiene
                                              Program), Series A, 7.75% due 3/01/2025                                          2,042
                                2,500         Maryland State Energy Financing Administration, Limited Obligation Revenue
                                              Bonds (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019                   2,550
====================================================================================================================================
Massachusetts - 1.8%            1,680         Massachusetts State Development Finance Agency, Revenue Refunding Bonds
                                              (Eastern Nazarene College), 5.625% due 4/01/2029                                 1,692

MuniAssets Fund, Inc.
Schedule of Investments as of August 31, 2005                     (in Thousands)

                              Face
State                         Amount          Municipal Bonds                                                                Value
====================================================================================================================================
                              $ 1,150         Massachusetts State Health and Educational Facilities Authority Revenue
                                              Bonds (Jordan Hospital), Series E, 6.75% due 10/01/2033                      $   1,276
                                2,045         Massachusetts State Health and Educational Facilities Authority, Revenue
                                              Refunding Bonds (Bay Cove Human Services Issue), Series A, 5.90% due
                                              4/01/2028                                                                        2,071
====================================================================================================================================
Michigan - 0.6%                 1,635         Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds
                                              (Mount Clemens General Hospital), Series B, 5.875% due 11/15/2034                1,666
====================================================================================================================================
Minnesota - 0.8%                1,770         Saint Paul, Minnesota, Port Authority, Hotel Facility, Revenue Refunding
                                              Bonds (Radisson Kellogg Project), Series 2, 7.375% due 8/01/2029                 1,863
                                  440         Virginia, Minnesota, Housing and Redevelopment Authority, Health Care
                                              Facility Lease Revenue Bonds, 5.25% due 10/01/2025                                 464
====================================================================================================================================
Missouri - 0.9%                               Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds
                                              (Gravois Bluffs):
                                  235             6.75% due 10/01/2015                                                           237
                                1,000             7% due 10/01/2021                                                            1,083
                                1,000         Kansas City, Missouri, IDA, First Mortgage Health Facilities Revenue Bonds
                                              (Bishop Spencer Place), Series A, 6.50% due 1/01/2035                            1,056
====================================================================================================================================
Nevada - 0.2%                     650         Clark County, Nevada, Improvement District Number 142 Special Assessment,
                                              6.375% due 8/01/2023                                                               673
====================================================================================================================================
New Jersey - 16.0%                            Camden County, New Jersey, Improvement Authority, Lease Revenue Bonds
                                              (Holt Hauling & Warehousing), AMT, Series A (f)(g):
                                5,600             9.625% due 1/01/2011                                                           708
                                5,800             9.875% due 1/01/2021                                                           734
                                  770         Camden County, New Jersey, Pollution Control Financing Authority, Solid
                                              Waste Resource Recovery, Revenue Bonds, Series D, 7.25% due 12/01/2010             774
                                              Camden County, New Jersey, Pollution Control Financing Authority, Solid
                                              Waste Resource Recovery, Revenue Refunding Bonds, AMT:
                                9,000             Series A, 7.50% due 12/01/2010                                               9,045
                                  985             Series B, 7.50% due 12/01/2009                                                 990
                                3,065         New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                 3,255
                                2,500         New Jersey EDA, IDR, Refunding (Newark Airport Marriott Hotel), 7% due
                                              10/01/2014                                                                       2,586
                                              New Jersey EDA, Retirement Community Revenue Bonds, Series A:
                                1,665             (Cedar Crest Village Inc. Facility), 7.25% due 11/15/2021                    1,835
                                5,800             (Seabrook Village Inc.), 8.125% due 11/15/2023                               6,611
                                              New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                                              Project), AMT:
                                2,000             6.25% due 9/15/2019                                                          1,844
                                4,650             6.25% due 9/15/2029                                                          4,192
                                1,250             9% due 6/01/2033                                                             1,380
                                2,650         New Jersey Health Care Facilities Financing Authority Revenue Bonds
                                              (Pascack Valley Hospital Association), 6.625% due 7/01/2036                      2,749
                                1,500         New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                                              Bonds (Trinitas Hospital Obligation Group), 7.40% due 7/01/2020                  1,711

MuniAssets Fund, Inc.
Schedule of Investments as of August 31, 2005                     (in Thousands)

                              Face
State                         Amount          Municipal Bonds                                                                Value
====================================================================================================================================
                              $ 4,115         Tobacco Settlement Financing Corporation of New Jersey, Asset Backed
                                              Revenue Bonds, 5.75% due 6/01/2032                                           $   4,302
                                1,425         Tobacco Settlement Financing Corporation of New Jersey Revenue Bonds, 7%
                                              due 6/01/2041                                                                    1,703
====================================================================================================================================
New Mexico - 0.9%               2,500         Farmington, New Mexico, PCR, Refunding (Tucson Electric Power Co.-San Juan
                                              Project), Series A, 6.95% due 10/01/2020                                         2,621
====================================================================================================================================
New York - 5.3%                 1,400         Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds
                                              (Saint Francis Hospital), Series A, 7.50% due 3/01/2029                          1,541
                                              New York City, New York, City IDA, Civic Facility Revenue Bonds:
                                  510             Series C, 6.80% due 6/01/2028                                                  550
                                2,715             (Special Needs Facilities Pooled Program), Series C-1, 6.625% due
                                                  7/01/2029                                                                    2,644
                                2,400         New York City, New York, City IDA, Special Facility Revenue Bonds
                                              (British Airways Plc Project), AMT, 7.625% due 12/01/2032                        2,668
                                2,920         New York State Dormitory Authority, Non-State Supported Debt, Revenue
                                              Bonds (Mount Sinai-NYU Medical Center Health System), 5.50% due 7/01/2026        2,980
                                2,635         New York State Dormitory Authority, Non-State Supported Debt, Revenue
                                              Refunding Bonds (Mount Sinai Hospital), Series C, 5.50% due 7/01/2026            2,689
                                1,575         Westchester County, New York, IDA, Continuing Care Retirement, Mortgage
                                              Revenue Bonds (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034          1,696
====================================================================================================================================
North Carolina - 0.6%           1,500         North Carolina Medical Care Commission, Retirement Facilities, First
                                              Mortgage Revenue Bonds (Givens Estates Project), Series A, 6.50% due
                                              7/01/2032                                                                        1,615
====================================================================================================================================
Oregon - 0.8%                                 Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds
                                              (Wauna Cogeneration Project):
                                1,440             AMT, Series B, 7.40% due 1/01/2016                                           1,462
                                  700             Series A, 7.125% due 1/01/2021                                                 711
====================================================================================================================================
Pennsylvania - 5.4%             2,330         Montgomery County, Pennsylvania, IDA Revenue Bonds (Whitemarsh Continuing
                                              Care Project), 6.125% due 2/01/2028                                              2,455
                                3,250         Pennsylvania Economic Development Financing Authority, Exempt Facilities
                                              Revenue Bonds (National Gypsum Company), AMT, Series A, 6.25% due
                                              11/01/2027                                                                       3,490
                                2,270         Philadelphia, Pennsylvania, Authority for IDR (Air Cargo), AMT, Series A,
                                              7.50% due 1/01/2025                                                              2,375
                                6,440         Philadelphia, Pennsylvania, Authority for IDR, Commercial Development,
                                              7.75% due 12/01/2017                                                             6,582
====================================================================================================================================
Rhode Island - 0.9%             2,495         Central Falls, Rhode Island,  Detention Facility Corporation, Detention
                                              Facility, Revenue Refunding Bonds, 7.25% due 7/15/2035                           2,572
====================================================================================================================================
South Carolina - 1.4%           3,500         South Carolina Jobs, EDA, Economic Development Revenue Bonds (Westminster
                                              Presbyterian Center), 7.75% due 11/15/2030                                       3,789
====================================================================================================================================
Tennessee - 1.0%                2,500         Shelby County, Tennessee,  Health, Educational and Housing Facilities Board
                                              Revenue Bonds (Germantown Village), Series A, 7.25% due 12/01/2034               2,639
====================================================================================================================================
Texas - 7.2%                    1,000         Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises
                                              Inc.), First Tier, Series A, 6.70% due 1/01/2028                                 1,079

MuniAssets Fund, Inc.
Schedule of Investments as of August 31, 2005                     (in Thousands)

                              Face
State                         Amount          Municipal Bonds                                                                Value
====================================================================================================================================
                                              Brazos River Authority, Texas, PCR, Refunding, AMT:
                              $ 2,550             (Texas Utility Company), Series A, 7.70% due 4/01/2033                   $   3,068
                                3,865             (Utilities Electric Company), Series B, 5.05% due 6/01/2030                  3,909
                                1,680         Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy
                                              Inc. Project), Series B, 7.75% due 12/01/2018                                    1,864
                                2,340         Grand Prairie, Texas, Housing Finance Corporation Revenue Bonds
                                              (Independent Senior Living Center), 7.75% due 1/01/2034                          2,436
                                  600         Harris County, Texas, Health Facilities Development Corporation, Hospital
                                              Revenue Bonds (Texas Children's Hospital), VRDN, Series B-1, 2.36% due
                                              10/01/2029 (b)(e)                                                                  600
                                1,400         Houston, Texas, Health Facilities Development Corporation, Retirement
                                              Facility Revenue Bonds (Buckingham Senior Living Community), Series A,
                                              7.125% due 2/15/2034                                                             1,551
                                3,190         Matagorda County, Texas, Navigation District Number 1, Revenue Refunding
                                              Bonds (Reliant Energy Inc.), Series C, 8% due 5/01/2029                          3,500
                                1,860         Port Corpus Christi, Texas, Individual Development Corporation,
                                              Environmental Facilities Revenue Bonds (Citgo Petroleum Corporation
                                              Project), AMT, 8.25% due 11/01/2031                                              1,986
====================================================================================================================================
Utah - 0.6%                     1,660         Carbon County, Utah, Solid Waste Disposal, Revenue Refunding Bonds
                                              (Laidlaw Environmental), AMT, Series A, 7.45% due 7/01/2017                      1,732
====================================================================================================================================
Virginia - 8.2%                 1,500         Dulles Town Center, Virginia, Community Development Authority, Special
                                              Assessment Tax (Dulles Town Center Project), 6.25% due 3/01/2026                 1,552
                                              Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Capital
                                              Appreciation, Senior-Series B:
                               48,400             5.95%* due 8/15/2031                                                        10,900
                               48,400             5.95%* due 8/15/2032                                                        10,279
====================================================================================================================================
West Virginia - 0.4%            1,320         Princeton, West Virginia, Hospital Revenue Refunding Bonds (Community
                                              Hospital Association Inc. Project), 6% due 5/01/2019                             1,230
====================================================================================================================================
Wisconsin - 0.7%                1,855         Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                              (New Castle Place Project), Series A, 7% due 12/01/2031                          1,934
====================================================================================================================================
Wyoming - 0.9%                  2,500         Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds (FMC
                                              Corporation Project), AMT, Series A, 7% due 6/01/2024                            2,528
====================================================================================================================================
U.S. Virgin Islands - 1.2%      3,000         Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
                                              (Hovensa Coker Project), AMT, 6.50% due 7/01/2021                                3,423
====================================================================================================================================
                                              Total Investments (Cost - $259,930**) - 95.7%                                  265,682

                                              Other Assets Less Liabilities - 4.3%                                            12,065
                                                                                                                           ---------
                                              Net Assets - 100.0%                                                          $ 277,747
                                                                                                                           =========

MuniAssets Fund, Inc.
Schedule of Investments as of August 31, 2005

* Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
** The cost and unrealized appreciation (depreciation) of investments as of August 31, 2005, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      -------------------------------------------------------------------------
      Aggregate cost                                                  $ 259,900
                                                                      =========
      Gross unrealized appreciation                                      19,088
      Gross unrealized depreciation                                     (13,306)
                                                                      ---------
      Net unrealized appreciation                                     $   5,782
                                                                      =========

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c)   Prerefunded.
(d)   Escrowed to maturity.
(e) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(f) Restricted securities as to resale, representing 0.5% of net assets were as follows:

                                                                                                         (in Thousands)
      -----------------------------------------------------------------------------------------------------------------
                                                                                        Acquisition
      Issue                                                                               Date(s)      Cost       Value
      -----------------------------------------------------------------------------------------------------------------
      Camden County, New Jersey, Improvement Authority, Lease Revenue
           Bonds (Holt Hauling & Warehousing), AMT, Series A, 9.625% due 1/01/2011      1/29/1997      $ 5,925   $  708

      Camden County, New Jersey, Improvement Authority, Lease Revenue                   2/06/1996-
           Bonds (Holt Hauling & Warehousing), AMT, Series A, 9.875% due 1/01/2021      1/29/1997        5,944      734
      -----------------------------------------------------------------------------------------------------------------
      Total                                                                                            $11,869   $1,442
                                                                                                       ================

(g) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniAssets Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniAssets Fund, Inc.

Date: October 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniAssets Fund, Inc.

Date: October 19, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    MuniAssets Fund, Inc.

Date: October 19, 2005